Employee Defined Contribution Plan - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Compensation And Retirement Disclosure [Abstract]
Defined contribution plan cost	¥ 570,260	¥ 292,565	¥ 547,150
Temporary exemption form mandated defined contribution plan		¥ 360,173